Earnings Per Share	4 Months Ended	12 Months Ended
	Apr. 21, 2014	Dec. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Basic net loss per share is calculated by dividing net loss by the weighted average shares outstanding during the period, without consideration of common stock equivalents. Diluted net loss per share is calculated by adjusting weighted average shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method.
The following table presents the computation of basic and diluted net loss per share for the period indicated:

	Sixteen Weeks Ended
	April 21, 2014	April 22, 2013
Net loss (in thousands):	$(9,988)	$(1,391)
Shares:
Basic and diluted weighted average shares outstanding	13,220,268	12,561,414
Earnings per share:
Basic EPS	$(0.76)	$(0.11)
Diluted EPS	$(0.76)	$(0.11)

During the sixteen weeks ended April 21, 2014, 462,403 stock options and 6,295 restricted stock units were excluded from the diluted EPS calculation because their inclusion would have been anti-dilutive. During the sixteen weeks ended April 22, 2013, there were no stock options or restricted units excluded from the diluted EPS calculation.

Net Loss per Share
Basic net loss per share is calculated by dividing net loss by the weighted average shares outstanding during the period, without consideration of common stock equivalents. Diluted net loss per share is calculated by adjusting weighted average shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method.
On April 16, 2014, we completed our IPO, giving effect to a 125,614.14:1 stock split, which became effective on April 14, 2014. All share and per share data have been retroactively restated to reflect the stock split. All share amounts throughout these financial statement have been adjusted as applicable.
The following table presents the computation of basic and diluted net loss per share for the period indicated:

	2013	2012	2011
Historical net loss per share:
Net loss	$(3,715,096)	$(252,895)	$(26,925)
Weighted average shares outstanding, basic and diluted	12,561,414	12,561,414	12,561,414
Net loss per share, basic and diluted	$(0.30)	$(0.02)	$—